STOCK BASED COMPENSATION (Details - RSU activity) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's shares outstanding, Beginning | shares	15,749
Weighted average grant-date fair value per unit, Beginning | $ / shares	$ 10.72
RSU's granted | shares	0
Weighted average grant-date fair value per unit, RSU's granted | $ / shares	$ 0
RSU's vested | shares	(5,469)
Weighted average grant-date fair value per unit, RSU's vested | $ / shares	$ 10.57
RSU's forfeited | shares	(10,280)
Weighted average grant-date fair value per unit, RSU's forfeited | $ / shares	$ 10.80
Number of RSU's shares outstanding, Ending | shares	0
Weighted average grant-date fair value per unit, Ending | $ / shares	$ 0